Virtus Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.6%
Alabama—3.3%
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	$1,000	$1,199
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,196
		2,395

Arizona—1.3%
Salt River Project Agricultural Improvement & Power District Revenue 5.000%, 1/1/28	750	935
California—19.4%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/48	2,000	2,476
California, State of, General Obligation 5.000%, 9/1/30	1,000	1,020
California State Public Works Board
5.000%, 2/1/32	1,500	1,982
5.000%, 8/1/35	1,000	1,249
Port of Oakland
5.000%, 5/1/28	1,500	1,867
5.000%, 5/1/29	1,500	1,895
San Diego County Regional Transportation Commission Revenue
5.000%, 4/1/41	300	392
5.000%, 4/1/45	750	970
San Diego Redevelopment Agency Successor Agency
5.000%, 9/1/28	500	590
5.000%, 9/1/29	405	477
San Mateo Foster, City of, Public Financing Authority Revenue
4.000%, 5/1/45	500	571
4.000%, 5/1/48	500	570
		14,059

Colorado—4.9%
E-470 Public Highway Authority
Toll Highway Revenue 5.000%, 9/1/35	800	1,035
Toll Highway Revenue 5.000%, 9/1/36	1,000	1,288
Regional Transportation District, Sales Tax Revenue 5.000%, 1/15/28	1,000	1,233
		3,556

Connecticut—4.3%
Connecticut, State of,
Sales Tax Revenue 5.000%, 10/1/27	985	1,235
Sales Tax Revenue 5.000%, 5/1/37	1,500	1,900
		3,135

District of Columbia—1.7%
District of Columbia, General Obligation 5.000%, 6/1/31	1,000	1,228
	Par Value	Value

Florida—1.7%
Collier County, Water-Sewer District Revenue 5.000%, 7/1/33	$1,000	$1,217
Georgia—1.7%
Development Authority for Fulton County, Georgia Tech Athletic Association Revenue (Pre-Refunded 4/1/21 @ 100) 5.750%, 10/1/36	1,250	1,250
Illinois—3.3%
Chicago O’Hare International Airport Revenue, Senior Lien 4.000%, 1/1/35	1,000	1,169
Illinois Finance Authority Revenue 5.000%, 7/1/28	1,000	1,241
		2,410

Maryland—6.6%
Maryland, State of, General Obligation 5.000%, 3/15/31	1,500	1,890
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	2,320	2,878
		4,768

Minnesota—1.6%
Minnesota, State of, General Obligation 5.000%, 8/1/29	1,000	1,185
New Jersey—4.4%
Gloucester County Improvement Authority Rowan University Fossil Park Revenue (BAM Insured) 4.000%, 7/1/51	1,750	1,993
New Jersey Turnpike Authority Revenue 4.000%, 1/1/51	1,000	1,150
		3,143

New York—2.5%
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	1,000	1,127
Port Authority of New York & New Jersey 5.000%, 10/15/33	500	640
		1,767

Oregon—1.6%
Portland, Port of, Airport Revenue 5.000%, 7/1/47	1,000	1,185
Pennsylvania—2.8%
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania 4.000%, 8/15/42	1,800	2,009
Tennessee—3.5%
Chattanooga Health Educational & Housing Facility Board 5.000%, 8/1/30	1,010	1,283
See Notes to Schedule of Investments

Virtus Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Tennessee—continued
Tennessee, State of, General Obligation 5.000%, 9/1/30	$1,000	$1,254
		2,537

Texas—15.7%
Arlington Higher Education Finance Corp., Life School Revenue (PSF-GTD Insured) 5.000%, 8/15/39	1,000	1,110
Central Texas Regional Mobility Authority
5.000%, 1/1/45	500	612
4.000%, 1/1/51	1,000	1,130
Fort Worth, City of, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,256
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	750	948
Texas Water Development Board Implementation Revenue 5.000%, 10/15/31	5,000	6,273
		11,329

Washington—11.7%
Energy Northwest Revenue
5.000%, 7/1/33	2,000	2,465
5.000%, 7/1/34	2,000	2,338
Washington Health Care Facilities Authority 5.000%, 8/1/44	940	1,140
Washington, State of, General Obligation 5.000%, 8/1/29	2,000	2,496
		8,439

Wisconsin—2.6%
City of Milwaukee General Obligation 5.000%, 4/1/27	1,505	1,856
Total Municipal Bonds (Identified Cost $66,194)		68,403

Total Long-Term Investments—94.6% (Identified Cost $66,194)		68,403

	Shares	Value
Short-Term Investment—12.1%
Money Market Mutual Fund—12.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	8,769,104	$8,769
Total Short-Term Investment (Identified Cost $8,769)		8,769

TOTAL INVESTMENTS—106.7% (Identified Cost $74,963)		$77,172
Other assets and liabilities, net—(6.7)%		(4,835)
NET ASSETS—100.0%		$72,337

Abbreviations:
BAM	Build America Municipal Insured
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At March 31, 2021, 7.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$68,403	$—	$68,403
Money Market Mutual Fund	8,769	8,769	—
Total Investments	$77,172	$8,769	$68,403
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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